Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended				2 Months Ended	9 Months Ended		12 Months Ended
	Aug. 15, 2012	Feb. 08, 2012	Aug. 31, 2012	Sep. 30, 2011	Jul. 31, 2011	Jan. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Private Placement
Common stock placed (in shares)	2,875,000	256,875		349,444	572,222	17,858	2,368,576
Proceeds from private placement offering net of transaction costs		$ 2,061	$ 18,552	$ 2,838	$ 4,597	$ 99	$ 11,917	$ 20,620	$ 7,650	$ 7,627	$ 11,917
Stock-Based Compensation
Compensation expense										939	78
Selling, general and administrative
Stock-Based Compensation
Compensation expense								594	385	621	55
Research and development
Stock-Based Compensation
Compensation expense								$ 313	$ 170	$ 318	$ 23